Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 1,471	$ 641	$ 1,103
Accounts receivable, net	6,860	10,504	12,287
Due from related party		188	202
Inventory, net	642	1,533	811
Deferred costs	3,667	3,809	3,955
Deferred tax assets	47	49	48
Prepaid expenses and other current assets	463	188	302
Total current assets	13,150	16,912	18,708
Property and equipment, net	137	136	179
Other assets, net	131	165	205
Deferred costs, net of current portion	1,406	1,807	2,124
Goodwill	8,295	8,395	8,571
Intangible assets, net	2,523	3,907	6,023
Total assets	25,642	31,322	35,810
Current liabilities
Accounts payable	7,910	9,774	11,080
Accrued expenses and other current liabilities	3,658	2,976	2,895
Lines of credit	4,046	3,883	3,430
Current portion of debt	878	1,474	1,800
Due to related parties	152	77	1
Accrued earn out consideration	90	319	1,186
Warrant liability	549	803
Unearned revenue	5,824	7,481	7,409
Total current liabilities	23,107	26,787	27,801
Long term liabilities
Unearned revenue, net of current portion	2,037	2,481	2,883
Debt, net of current portion and discount	1,655	1,961	2,922
Accrued earn out consideration, net of current portion		149	159
Deferred tax liabilities	703	740	1,078
Other long term liabilities	66	77	80
Total liabilities	27,568	32,195	34,923
Commitments, contingencies, and subsequent events
STOCKHOLDERS' DEFICIT
Cumulative Convertible Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,547,845 , 1,514,155 and 1,105,155 shares issued and outstanding, including cumulative and imputed preferred dividends of $2,208, $1,956 and $361, and with a liquidation preference of $13,614, $13,232 and $8,758 at September 30, 2014, December 31, 2013 and 2012, respectively	12,735	12,193	7,370
Common stock, $0.001 par value, 100,000,000 shares authorized, 12,883,446 issued and 12,729,563 outstanding as of September 30, 2014, and December 31, 2013 and 9,300,439 shares issued and 9,146,556 outstanding as of December 31, 2012	13	13	9
Additional paid-in capital	17,248	17,231	16,132
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(31,173)	(29,475)	(21,674)
Unearned ESOP shares	(520)	(629)	(767)
Accumulated other comprehensive loss	(24)	(1)	22
Total stockholders' deficit	(1,926)	(873)	887
Total liabilities and stockholders' deficit	$ 25,642	$ 31,322	$ 35,810